Cover	6 Months Ended
Jun. 30, 2020
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	LAMAR MEDIA CORP/DE
Entity Central Index Key	0000899045
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false